Summary of Significant Accounting Policies - Equity Method Investment Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Balance	$ 219,766	[1]
Equity income (loss), net	22,948	[1],[2],[3]	16,042	[1],[2],[3]	11,261	[1],[2],[3]
Contributions	294,693	[1]	108,457	[1]	6,203	[1]
Distributions	(17,698)	[1],[2]	(20,660)	[1],[2]	(15,999)	[1],[2]
Distributions in excess of cumulative earnings	(4,438)	[1],[2]	0	[1],[2]	0	[1],[2]
Balance	593,400	[1]	219,766	[1]
Fort Union [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	23,453	[4]	22,268	[4]
Initial investment	0	[4]
Equity income (loss), net	6,273	[4]	6,383	[4]
Contributions	16	[4]	0	[4]
Capitalized interest	0	[4]
Distributions	(4,570)	[4]	(5,198)	[4]
Distributions in excess of cumulative earnings	0	[4]
Balance	25,172	[4]	23,453	[4]
Table Text Block Supplement [Abstract]
Approval Percentage	65.00%
White Cliffs [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	17,567	[5]	17,710	[5]
Initial investment	0	[5]
Equity income (loss), net	9,681	[5]	7,871	[5]
Contributions	19,087	[5]	862	[5]
Capitalized interest	0	[5]
Distributions	(9,099)	[5]	(8,876)	[5]
Distributions in excess of cumulative earnings	(2,197)	[5]
Balance	35,039	[5]	17,567	[5]
Table Text Block Supplement [Abstract]
Approval Percentage	75.00%
Rendezvous [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	65,110	[6]	69,839	[6]
Initial investment	0	[6]
Equity income (loss), net	2,088	[6]	1,857	[6]
Contributions	0	[6]	0	[6]
Capitalized interest	0	[6]
Distributions	(4,029)	[6]	(6,586)	[6]
Distributions in excess of cumulative earnings	(2,241)	[6]
Balance	60,928	[6]	65,110	[6]
Table Text Block Supplement [Abstract]
Approval Percentage	100.00%
Mont Belvieu Joint Venture [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	0	[7]	0	[7]
Initial investment	78,129	[7]	0	[7]
Equity income (loss), net	5,690	[7]	0	[7]
Contributions	37,309	[7]	0	[7]
Capitalized interest	1,352	[7]
Distributions	0	[7]	0	[7]
Distributions in excess of cumulative earnings	0	[7]
Balance	122,480	[7]	0	[7]
Table Text Block Supplement [Abstract]
Approval Percentage	50.00%
Texas Express Gathering Limited Liability Company [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	9,033	[8]	0	[8]
Initial investment	0	[8]	9,086	[8]
Equity income (loss), net	93	[8]	(53)	[8]
Contributions	6,732	[8]	0	[8]
Capitalized interest	791	[8]
Distributions	0	[8]	0	[8]
Distributions in excess of cumulative earnings	0	[8]
Balance	16,649	[8]	9,033	[8]
Table Text Block Supplement [Abstract]
Approval Percentage	50.00%
Texas Express Pipeline Limited Liability Company [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	80,737	[9]	6,110	[9]
Initial investment	0	[9]	0	[9]
Equity income (loss), net	(776)	[9]	(4)	[9]
Contributions	108,969	[9]	74,631	[9]
Capitalized interest	8,801	[9]
Distributions	0	[9]	0	[9]
Distributions in excess of cumulative earnings	0	[9]
Balance	197,731	[9]	80,737	[9]
Table Text Block Supplement [Abstract]
Approval Percentage	50.00%
Front Range Pipeline Limited Liability Company [Member] | Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Balance	23,866	[10]	0	[10]
Initial investment	0	[10]	23,878	[10]
Equity income (loss), net	(101)	[10]	(12)	[10]
Contributions	105,547	[10]	0	[10]
Capitalized interest	6,089	[10]
Distributions	0	[10]	0	[10]
Distributions in excess of cumulative earnings	0	[10]
Balance	$ 135,401	[10]	$ 23,866	[10]
Table Text Block Supplement [Abstract]
Approval Percentage	50.00%

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[3]	Income earned from equity investments is classified as affiliate. See Note 1.
[4]	WES has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners’ firm gathering agreements, require 65% or unanimous approval of the owners.
[5]	WES has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.
[6]	WES has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in Southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members’ gas servicing agreements, require unanimous approval of the members.
[7]	WES has a 25% interest in the Mont Belvieu JV, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas. A third party is the operator of the Mont Belvieu JV fractionation trains. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require 50% or unanimous approval of the owners.
[8]	WES has a 20% interest in TEG, an entity that consists of two NGL gathering systems that link natural gas processing plants to TEP. Enbridge Midcoast Energy, LP (“Enbridge”) is the operator of the two gathering systems. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the delegation, creation, appointment, or removal of officer positions require more than 50% approval of the members.
[9]	WES has a 20% interest in TEP, which consists of an NGL pipeline that originates in Skellytown, Texas and extends to Mont Belvieu, Texas. Enterprise Products Operating LLC (“Enterprise”) is the operator of TEP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.
[10]	WES has a 33.33% interest in the FRP, an NGL pipeline that extends from Weld County, Colorado to Skellytown, Texas. Enterprise is the operator of FRP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members owners.